Components of Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Components of Other Comprehensive Income/(Loss) [Text Block]

Note 15 – Components of Other Comprehensive Income/(loss)

Following is detail of "Accumulated other comprehensive income/(loss)" as presented in the Consolidated Statements of Condition:
			Accumulated Other Comprehensive Income/(Loss)

	Before-Tax Amount	Tax Benefit/ (Expense)
(Dollars in thousands)
December 31, 2009	$58,878	$(21,256)	$(114,209)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	(31,297)	12,175	(19,122)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(715)	278	(437)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(5,439)	2,014	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	15,121	(5,474)	9,647
December 31, 2010	(22,330)	8,993	(127,546)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	36,294	(14,119)	22,175
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(773)	301	(472)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303
December 31, 2011	(3,876)	1,266	(130,156)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	(19,016)	7,397	(11,619)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(328)	128	(200)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(45,110)	17,906	(27,204)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	37,867	(15,031)	22,836
December 31, 2012	$(26,587)	$10,400	$(146,343)
Certain previously reported amounts have been reclassified to agree with current presentation.